SEGMENTED INFORMATION (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
SEGMENTED INFORMATION (Details 2)
Exploration and evaluation assets - Mexico	$ 11,052,000	$ 10,051,000
Exploration and evaluation assets - Canada	1,000	1,000
Total exploration and evaluation assets	$ 11,053	$ 10,052